Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions		9 Months Ended				12 Months Ended
		Sep. 30, 2016		Sep. 30, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
Interest		$ 266		$ 277		$ 346	$ 356	$ 361
Capitalized interest		(6)		(3)		(5)	(5)	(10)
Interest (net of amounts capitalized)		260		274		341	351	351
Federal				49	[1]	135	269	89
State		20	[1]	24	[1]	43	22	12
Total amount in lieu of income taxes		20	[1]	73	[1]	178	291	101
SARs exercise								4
Noncash construction expenditures	[2]	$ 104		$ 60		$ 56	$ 82	$ 84

[1]	See Note 10 for income tax related detail.
[2]	Represents end-of-period accruals.